Shareholders’ Deficit	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Shareholders’ Deficit

Note 13. Shareholders’ Deficit

Preferred Stock

Authorized: 500,000,000 shares of voting preferred stock with a par value of $0.001. As of both December 31, 2022 and 2021, the Company had 9,780,796 shares of preferred stock issued and outstanding, respectively.

Common Stock

Authorized: 1,000,000,000 shares of voting common stock with a par value of $0.001. As of December 31, 2022 and 2021, the Company had 182,934,483 and 143,840,643 shares of common stock outstanding, respectively.

During the year ended December 31, 2022, the Company engaged in the following equity events:

Sale of Common Stock and Subscriptions

On February 18, 2022, the Company received a deposit in the amount of $300,000 for 1,875,000 common shares to be issued pursuant to a securities purchase agreement. These common shares were issued on July 4, 2022.

From January 1, 2022 through March 31, 2022, the Company has issued 14,953,000 common shares related to subscriptions outstanding at December 31, 2021 for total cash consideration of $747,650.

From April 1, 2022 through June 30, 2022, the Company has issued 8,527,947 common shares related to subscriptions outstanding at March 31, 2022 for total cash consideration of $437,450.

Shares issued pursuant to ELOC

On January 26, 2022 the Company entered into a two year equity line of credit (“ELOC”) with an investor to provide up to $5 million. As of March 31, 2022, 500,000 common shares had been issued pursuant to this agreement as the commitment fee at a fair value of $80,000.

On January 26, 2022, the Company entered into a Securities Purchase Agreement with an investor. As of March 31, 2022, 2,000,000 common shares were issued pursuant to this agreement for a purchase price of $300,000. In the third quarter of 2022, an additional 4,023,368 common shares were issued pursuant to ELOC for a purchase price of $450,000.

In the fourth quarter of 2022, the Company issued an additional 5,064,421 shares of the Company’s common stock pursuant to the ELOC for a purchase price of $187,000.

Shares issued upon conversion of convertible debt

On January 14, 2022, the Company completed a conversion of our outstanding convertible debt by exchanging $53,222 cash for retiring $50,000 in convertible debt along with $3,222 in interest for a total of 575,558 common shares.

Shares issued for services

On February 2, 2022, the Company issued 20,000 shares of the Company’s common stock to a vendor for services valued at $3,600.

On February 3, 2022, the Company issued 500,000 shares of the Company’s common stock to a vendor for services valued at $85,000.

On April 27, 2022, the Company issued 227,273 shares of the Company’s common stock to a vendor for services valued at $50,000.

On August 11, 2022, the Company issued 600,000 shares of the Company’s common stock to a vendor for services valued at $79,500.

On September 9, 2022, the Company issued 227,273 shares of the Company’s common stock to a vendor for services valued at $50,000.

During the year ended December 31, 2021, the Company engaged in the following equity events:

•	5,065,344 common shares issued for $718,113 for the sale of shares,
•	10,000,000 common shares were issued to officers for accrued salary,
•	500,000 common shares issued for $165,000 in marketing and consulting,
•	4,671,167 common shares were issued for $270,000 to convertible note holder is satisfaction of their notes, and
•	287,246 common shares were issued for $15,355 to pay interest and fees.

Warrants

On February 17, 2021, the Company entered into an agreement with a consultant to provide Business Development advisement and analysis services. In consideration, the consultant will be issued 1,000,000 warrant shares. 500,000 warrants were issued on February 17, 2021, and the remaining 500,000 will be issued on the six-month anniversary of initial issuance. On August 31, 2021, due to a failure by the consultant to provide the services as required by the agreement, the Company terminated the agreement, and the warrants were canceled.